Capital disclosures	12 Months Ended
Dec. 31, 2011
Capital disclosures
23.	Capital disclosures

The Company views its capital structure in terms of its debt levels, both at a project and an overall company level, in conjunction with its equity balances.

The Company’s objectives when managing capital are:

•	To maintain appropriate debt and equity levels in conjunction with standard industry practices and to limit financial constraints on the use of capital.

•	To ensure capital is available to finance capital expenditures sufficient to maintain existing assets.

•	To ensure generation of cash is sufficient to fund sustainable distributions to Unitholders as well as meet current tax and internal capital requirements.

•	To maintain sufficient cash reserves on hand to ensure sustainable dividends made to shareholders.

•	To have proper credit facilities available for ongoing investment in growth and investment in development opportunities.

The Company monitors its cash position on a regular basis to ensure funds are available to meet current operating as well as capital expenditures. In addition, the Company regularly reviews its capital structure to ensure its individual business units are using a capital structure which is appropriate for their respective industries.